Summary of Significant Accounting Policies - Summary of Revenue by Customer Incorporation Location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 117,426	$ 16,539	¥ 44,317	¥ 56,807
Percentage of revenues	100.00%	100.00%	100.00%	100.00%
PRC [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 96,580	$ 13,603	¥ 33,975	¥ 49,683
Percentage of revenues	82.00%	82.00%	77.00%	87.00%
West Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 9,188	$ 1,294	¥ 4,630
Percentage of revenues	8.00%	8.00%	10.00%
East Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 6,018	$ 848	¥ 798	¥ 4,404
Percentage of revenues	5.00%	5.00%	2.00%	8.00%
South America [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 4,729	$ 666
Percentage of revenues	4.00%	4.00%
Europe [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 501	$ 71	¥ 2,638	¥ 2,199
Percentage of revenues	1.00%	1.00%	6.00%	4.00%
Other [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 410	$ 57	¥ 2,276	¥ 521
Percentage of revenues	0.00%	0.00%	5.00%	1.00%